CAPITAL STRUCTURE AND FINANCIAL ITEMS - FINANCIAL ASSETS AND LIABILITIES - Financial Liabilities by Category (Details) - DKK DKK in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Financial liabilities	DKK 20,877	DKK 21,927
Non-current financial liabilities	1
Current debt
Disclosure of financial liabilities [line items]
Financial liabilities	1,694
Trade payables
Disclosure of financial liabilities [line items]
Financial liabilities	5,610
Other liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	14,446
Other liabilities- less VAT and duties payable
Disclosure of financial liabilities [line items]
Financial liabilities	(1,182)
Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities	309
Financial liabilities measured at fair value through the Income statement
Disclosure of financial liabilities [line items]
Financial liabilities	309	2,578
Financial liabilities measured at fair value through the Income statement | Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities	309
Financial liabilities measured at amortised cost
Disclosure of financial liabilities [line items]
Financial liabilities	20,568	DKK 19,349
Financial liabilities measured at amortised cost | Current debt
Disclosure of financial liabilities [line items]
Financial liabilities	1,694
Financial liabilities measured at amortised cost | Trade payables
Disclosure of financial liabilities [line items]
Financial liabilities	5,610
Financial liabilities measured at amortised cost | Other liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	14,446
Financial liabilities measured at amortised cost | Other liabilities- less VAT and duties payable
Disclosure of financial liabilities [line items]
Financial liabilities	DKK (1,182)